Consolidated Statements of Operations and Comprehensive Loss (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net revenues:
Third Parties	$ 1,632,876	$ 11,145,833	$ 15,853,948
Related Parties	12,481,927	8,076,155	701,732
Total net revenues	14,114,803	19,221,988	16,555,680
Cost of revenues:
Third parties	(14,602,208)	(30,500,596)	(40,082,758)
Related parties	0	(379,465)	(376,302)
Total cost of revenues	(14,602,208)	(30,880,061)	(40,459,060)
Gross loss	(487,405)	(11,658,073)	(23,903,380)
Operating expenses:
Product development	(1,972,160)	(2,692,884)	0
Selling and marketing	(1,688,740)	(11,817,758)	(16,195,539)
General and administrative	(6,819,998)	(23,401,769)	(13,507,701)
Total operating expenses	(10,480,898)	(37,912,411)	(29,703,240)
Operating loss from continuing operations	(10,968,303)	(49,570,484)	(53,606,620)
Interest income:
Third parties	362,963	61,835	57,464
Related parties	256,753	108,019	0
Total interest income	619,716	169,854	57,464
Interest expenses:
Third parties	(170,493)	(430,477)	(31,134)
Related parties	(448,011)	(688,952)	0
Total interest expenses	(618,504)	(1,119,429)	(31,134)
Other income, net	1,728,538	1,294,135	3
Loss before income tax benefits from continuing operations	(9,238,553)	(49,225,924)	(53,580,287)
Income tax benefits	0	99,479	41,172
Equity in losses of affiliated company, net of tax	(252,585)	(263,313)	0
Loss from continuing operations, net of tax	(9,491,138)	(49,389,758)	(53,539,115)
Discontinued operations:
Loss from operations of discontinued operations, net of tax benefits of $25,584	0	0	(3,382,438)
Gain from disposal of discontinued operations, net of tax of nil	0	0	4,486,786
Income from discontinued operations, net of tax	0	0	1,104,348
Net loss	(9,491,138)	(49,389,758)	(52,434,767)
Less: Net loss attributable to the non-controlling interests from continuing operations	0	45,851	680,837
Less: Net loss attributable to the non-controlling interests from discontinued operations	0	0	243,666
Net loss attributable to Ku6 Media Co., Ltd.	(9,491,138)	(49,343,907)	(51,510,264)
Loss from continuing operations, net of tax, attributable to Ku6 Media Co., Ltd.	(9,491,138)	(49,343,907)	(52,858,278)
Income from discontinued operations, net of tax, attributable to Ku6 Media Co., Ltd.	0	0	1,348,014
Net loss attributable to Ku6 Media Co., Ltd	(9,491,138)	(49,343,907)	(51,510,264)
Net loss	(9,491,138)	(49,389,758)	(52,434,767)
Other comprehensive loss, net of tax:
Currency translation adjustments of subsidiaries	(89,616)	(624,595)	(809,654)
Comprehensive loss	(9,580,754)	(50,014,353)	(53,244,421)
Comprehensive loss attributable to non-controlling interests	0	49,390	921,701
Comprehensive loss attributable to Ku6 Media Co., Ltd.	$ (9,580,754)	$ (49,964,963)	$ (52,322,720)
Ordinary Shares [Member]
Loss per share-basic and diluted
Loss from continuing operations attributable to Ku6 Media Co., Ltd. common shareholders	$ 0	$ (0.01)	$ (0.02)
Income from discontinued operations attributable to Ku6 Media Co., Ltd. common shareholders	$ 0	$ 0	$ 0
Net loss attributable to Ku6 Media Co., Ltd. common shareholders	$ 0	$ (0.01)	$ (0.02)
Weighted average shares used in per share calculation-basic and diluted	4,901,279,176	4,265,277,638	3,096,421,097
ADS (1 ADS=100 Shares) [Member]
Loss per share-basic and diluted
Loss from continuing operations attributable to Ku6 Media Co., Ltd. common shareholders	$ (0.19)	$ (1.16)	$ (1.71)
Income from discontinued operations attributable to Ku6 Media Co., Ltd. common shareholders	$ 0	$ 0	$ 0.04
Net loss attributable to Ku6 Media Co., Ltd. common shareholders	$ (0.19)	$ (1.16)	$ (1.67)
Weighted average shares used in per share calculation-basic and diluted	49,012,792	42,652,776	30,964,211